Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 401K - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 1,301,276	$ 1,217,789
EBP, Form 5500 Caption, Receivables, Employer Contributions	(1,109)	(2,020)
EBP, Form 5500 Caption, Receivables, Participant Contributions	0	(1,412)
EBP, Form 5500 Caption, Net Assets	1,300,167	$ 1,214,357
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	83,487
EBP, Reconciliation to Form 5500, Employer Contribution Receivable, Current Period	(1,109)
EBP, Reconciliation to Form 5500, Participant Contribution Receivable, Current Period	0
EBP, Reconciliation to Form 5500, Employer Contribution Receivable, Prior Period	2,020
EBP, Reconciliation to Form 5500, Participant Contribution Receivable, Prior Period	1,412
EBP, Form 5500 Caption, Net Income (Loss)	$ 85,810